Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - Organization and Basis of Presentation

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and auto manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company with which to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.